Intangible assets, net (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses		$ 3,006,943	$ 4,009,258	$ 4,009,258
Amortization expense	$ 1,002,314	$ 3,006,943